Trade and Miscellaneous Receivables and Other Current Assets - Summary of Provision for Bad Debts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision for bad debts [line items]
Beginning balance	€ 597	€ 648
Provision charges to the income statement	320	242
Utilization and decreases	(281)	(278)
Exchange differences and other changes	(14)	(15)
Ending balance	769	€ 597
IFRS 9 [member]
Disclosure of provision for bad debts [line items]
Effects of IFRS 9 adoption	€ 147